Schedule of investment in associate and joint ventures (Details ) - CAD ($) $ in Thousands		12 Months Ended
		Jul. 31, 2019	Jul. 31, 2018
Disclosure Of Associate And Joint Ventures [Line Items]
Cash consideration of investment	[1]	$ 13,427
Capitalized transaction costs		212
Truss - Investment in Associate
Disclosure Of Associate And Joint Ventures [Line Items]
Opening Balance		0	$ 0
Cash consideration of investment		11,476	0
Fair value of warrant consideration		42,386	0
Capitalized transaction costs		721	0
Share of net loss		(2,796)	0
Ending Balance		51,786	0
HEXOMed | Joint Ventures
Disclosure Of Associate And Joint Ventures [Line Items]
Opening Balance		0	0
Cash consideration of investment		1,106	0
Capitalized transaction costs		125	0
Share of net loss		(168)	0
Ending Balance		$ 1,063	$ 0

[1]	Restated